BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 5,614	$ 5,792	$ 6,113
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	525	487	541
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,692	3,918	4,125
Other Location
Disclosure of operating segments [line items]
Non-current assets	$ 1,397	$ 1,387	$ 1,447